Accounting policies, Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Bottom of Range [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated useful life	3 years
Top of Range [Member]
Estimated useful life of property, plant and equipment [Abstract]
Estimated useful life	5 years